Provisions (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Reconciliation of changes in other provisions
Beginning balance	₩ 28,791,693	₩ 25,347,300
Changes in other provisions
Increase in provision	4,646,936	6,673,486
Payment	(2,752,599)	(3,043,445)
Reversal of unused amount	(2,152,129)	(66,913)
Others	1,268	(118,735)
Ending balance	28,535,169	28,791,693
Current provisions	2,654,125	2,427,051
Non-current provisions	25,881,044	26,364,642
Provisions for employment benefits
Reconciliation of changes in other provisions
Beginning balance	1,045,058	1,048,939
Changes in other provisions
Increase in provision	834,102	997,281
Payment	(877,933)	(1,001,283)
Reversal of unused amount	(1,536)	0
Others	0	121
Ending balance	999,691	1,045,058
Current provisions	999,691	1,045,058
Non-current provisions	0	0
Litigation provisions
Reconciliation of changes in other provisions
Beginning balance	181,179	114,718
Changes in other provisions
Increase in provision	151,189	112,797
Payment	(67,478)	(39,633)
Reversal of unused amount	(87,872)	(6,360)
Others	0	(343)
Ending balance	177,018	181,179
Current provisions	5,299	26,974
Non-current provisions	171,719	154,205
Provisions For Nuclear Plants Restoration
Reconciliation of changes in other provisions
Beginning balance	23,035,427	19,461,461
Changes in other provisions
Increase in provision	572,379	3,630,830
Payment	(62,035)	(56,813)
Reversal of unused amount	(1,898,935)	0
Others	51	(51)
Ending balance	21,646,887	23,035,427
Current provisions	81,684	0
Non-current provisions	21,565,203	23,035,427
Spent fuel recovery provisions
Reconciliation of changes in other provisions
Beginning balance	1,426,918	1,350,662
Changes in other provisions
Increase in provision	1,877,827	493,943
Payment	(379,011)	(417,687)
Reversal of unused amount	0	0
Others	0	0
Ending balance	2,925,734	1,426,918
Current provisions	940,585	415,890
Non-current provisions	1,985,149	1,011,028
Radioactive waste recovery provisions
Reconciliation of changes in other provisions
Beginning balance	1,990,007	1,832,535
Changes in other provisions
Increase in provision	89,054	221,629
Payment	(86,823)	(64,157)
Reversal of unused amount	(84,153)	0
Others	0	0
Ending balance	1,908,085	1,990,007
Current provisions	67,572	94,158
Non-current provisions	1,840,513	1,895,849
PCBs recovery provisions
Reconciliation of changes in other provisions
Beginning balance	88,359	103,665
Changes in other provisions
Increase in provision	1,699	1,949
Payment	(17,100)	(17,156)
Reversal of unused amount	(15,014)	(99)
Others	0	0
Ending balance	57,944	88,359
Current provisions	0	0
Non-current provisions	57,944	88,359
Other recovery provisions
Reconciliation of changes in other provisions
Beginning balance	32,770	30,231
Changes in other provisions
Increase in provision	1,319	2,093
Payment	(432)	(165)
Reversal of unused amount	0	(751)
Others	2,425	1,362
Ending balance	36,082	32,770
Current provisions	0	0
Non-current provisions	36,082	32,770
Power plant regional support program provisions
Reconciliation of changes in other provisions
Beginning balance	144,504	146,588
Changes in other provisions
Increase in provision	51,814	52,470
Payment	(66,284)	(54,554)
Reversal of unused amount	0	0
Others	0	0
Ending balance	130,034	144,504
Current provisions	130,034	144,504
Non-current provisions	0	0
Transmission regional support program provisions
Reconciliation of changes in other provisions
Beginning balance	239,235	250,288
Changes in other provisions
Increase in provision	177,520	176,424
Payment	(160,749)	(187,477)
Reversal of unused amount	0	0
Others	0	0
Ending balance	256,006	239,235
Current provisions	256,006	239,235
Non-current provisions	0	0
Provisions for financial guarantee
Reconciliation of changes in other provisions
Beginning balance	67,240	80,841
Changes in other provisions
Increase in provision	10,215	4,738
Payment	(25,174)	(17,789)
Reversal of unused amount	(2,251)	0
Others	(38)	(550)
Ending balance	49,992	67,240
Current provisions	25,534	22,895
Non-current provisions	24,458	44,345
Provisions for RPS
Reconciliation of changes in other provisions
Beginning balance	24,339	0
Changes in other provisions
Increase in provision	620,855	587,586
Payment	(609,120)	(556,993)
Reversal of unused amount	0	(6,254)
Others	0	0
Ending balance	36,074	24,339
Current provisions	36,074	24,339
Non-current provisions	0	0
Provisions for greenhouse gas emissions obligations
Reconciliation of changes in other provisions
Beginning balance	298,876	655,544
Changes in other provisions
Increase in provision	77,207	387,299
Payment	(298,859)	(590,172)
Reversal of unused amount	(58,552)	(33,596)
Others	0	(120,199)
Ending balance	18,672	298,876
Current provisions	18,672	298,876
Non-current provisions	0	0
Others
Reconciliation of changes in other provisions
Beginning balance	217,781	271,828
Changes in other provisions
Increase in provision	181,756	4,447
Payment	(101,601)	(39,566)
Reversal of unused amount	(3,816)	(19,853)
Others	(1,170)	925
Ending balance	292,950	217,781
Current provisions	92,974	115,122
Non-current provisions	₩ 199,976	₩ 102,659